OPTIONSXPRESS HOLDINGS, INC.

January 21, 2005

VIA EDGAR SUBMISSION

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: William Friar
                  Gregory Dundas

    Re:
    optionsXpress Holdings, Inc.:
    Response to Staff Comments on Amendment No. 2 to Registration
    Statement on Form S-1 (file No. 333-119967, the "Registration
    Statement") Filed January 7, 2005

Gentlemen:

        On behalf of optionsXpress Holdings, Inc. (the "Company") and in response to the letter (the "Comment Letter") dated January 21, 2005 from the staff (the "Staff") of the Securities and Exchange Commission to David S. Kalt, the Company's Chief Executive Officer, enclosed is Amendment No. 3 to the Registration Statement (the "Amended Registration Statement"). The Amended Registration Statement reflects changes made in response to the Comment Letter as well as other changes.

        The numbered paragraphs below set forth the Staff's comments together with the Company's responses and correspond to the numbered paragraphs in the Comment Letter. Page references in the Company's responses are references to the page numbers in the Amended Registration Statement.

Principal and Selling Stockholders—page 63

1.
We note your response to prior comment 7. For those of the selling shareholders who are affiliates of broker-dealers (but not broker-dealers), include disclosure indicating whether those broker-dealer affiliates:

•
Purchased the securities to be resold in the ordinary course of business; and

•
At the time of the purchase, the seller had any agreements or understandings, directly or indirectly, with any person to distribute the securities.

  Unless you indicate that these two conditions are met, it appears you should indicate that the broker-dealer affiliates are underwriters. Please revise accordingly, or tell us why you don't believe any broker-dealer affiliate offering shares for resale is unable to make the above representations is not acting as an underwriter.

  For any registered broker-dealer who acquired the securities to be resold otherwise than as compensation securities for services, revise your disclosure to identify that registered broker-dealer as an underwriter of the securities to be resold.

  The Company has revised its disclosure on page 64 in response to the Staff's comment.

2.
Please confirm that all selling stockholders will be listed prior to effectiveness of the registration statement.

  The Company has revised its disclosure on pages 64-66 in response to the Staff's comment.

*        *        *        *

        The Company hopes that the foregoing has been responsive to the Staff's comments. If you have any questions related to this letter, please contact me at (312) 630-3300 or Gerald T. Nowak of Kirkland & Ellis LLP at (312) 861-2075.

Sincerely,
/s/ DAVID A. FISHER David A. Fisher Chief Financial Officer
cc:
David S. Kalt
Gerald T. Nowak